Expense Example	Jun. 04, 2026 USD ($)
Pacer Barings CLO Market Flex ETF | Pacer Barings CLO Market Flex ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	125
Pacer Barings Secured Credit Flex ETF | Pacer Barings Secured Credit Flex ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	$ 157